CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and Banks	$ 90,968	$ 50,630
Time deposits	35,548	48,933
Mutual funds	13,906	10,103
Government bonds at fair value	19,352	15,059
Total cash and cash equivalents	159,774	124,725	$ 120,408	$ 169,636
Investments
Total current investments	123,969	26,074
Total non-current investments	23,808	20,062
Total investments	147,777	46,136
Restricted funds	7,219
Government bonds | Financial assets at fair value through profit or loss, category [member]
Investments
Total current investments	111,339	25,731
Time deposits
Investments
Total current investments	12,110
Mutual funds
Investments
Total current investments	520	343
Investments in associates and joint ventures
Investments
Total non-current investments	23,807	20,061
2003 Telecommunications Fund
Investments
Total non-current investments	$ 1	$ 1